UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                                Washington, D.C.  20549

                                                          FORM 13F

                                                FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 1997

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
               Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:       President
Phone:    941-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     May 13, 1999

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total: 74

Form 13F Information Table Value Total: $220,937

                                                                  FORM 13F
INFORMATION TABLE

                                                           VALUE   SHARES/
SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT
PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------
--- ---- ------- ------------ -------- -------- --------
AT&T                           COM              001957109     7833    98148 SH
      SOLE                                      98148
Abbott Laboratories            COM              002824100     1189    25400 SH
      SOLE                                      25400
Akzo Nobel NV Adr              COM              010199305      824    22275 SH
      SOLE                                      22275
American Express Co Com        COM              025816109     5955    50570 SH
      SOLE                                      50570
Amgen Inc                      COM              031162100    11345   151525 SH
      SOLE                                     151525
Aon Corp Com                   COM              037389103      246     3888 SH
      SOLE                                       3888
Atlantic Bk & Tr Mass Com      COM              04822G102      123    11682 SH
      SOLE                                      11682
Atlantic Richfield Co Com      COM              048825103      688     9415 SH
      SOLE                                       9415
BP Amoco P L C Sponsored ADR   COM              055622104     1492    14775 SH
      SOLE                                      14775
Bancamerica Corp New           COM              060505104      384     5437 SH
      SOLE                                       5437
Bell Atlantic Corp             COM              077853109      671    12980 SH
      SOLE                                      12980
Berkshire Hathaway Inc Del Cl  COM              084670207     2765     1176 SH
      SOLE                                       1176
Bluegreen Corp                 COM              096231105       49    10000 SH
      SOLE                                      10000
Cable & Wireless PLC Sponsored COM              126830207     2464    66700 SH
      SOLE                                      66700
Chelsea GCA Realty Inc Com     COM              163262108     2107    75600 SH
      SOLE                                      75600
Chevron Corporation Com        COM              166751107     6431    72465 SH
      SOLE                                      72465
Cisco Sys Inc                  COM              17275R102    11925   108842 SH
      SOLE                                     108842
Coca-Cola                      COM              191216100      239     3899 SH
      SOLE                                       3899
Countrywide Cr Ind Del Com     COM              222372104     1524    40640 SH
      SOLE                                      40640
Dell Computer                  COM              247025109     8760   214315 SH
      SOLE                                     214315
Developers Divers Rlty Com     COM              251591103     2075   144950 SH
      SOLE                                     144950
Du Pont E I De Nemours Com     COM              263534109     3254    56049 SH
      SOLE                                      56049
Duke Realty, Inc.              COM              264411505      518    24100 SH
      SOLE                                      24100
Dun & Bradstreet Corp Com      COM              26483B106      356    10000 SH
      SOLE                                      10000
E M C Corp Mass Com            COM              268648102      201     1575 SH
      SOLE                                       1575
Eli Lilly & Co.                COM              532457108      204     2400 SH
      SOLE                                       2400
Equity Resident Pptys Sh Ben I COM              29476L107      790    19146 SH
      SOLE                                      19146
Ericsson L M Tel Co Adr Cl B S COM              294821400     5492   230616 SH
      SOLE                                     230616
Exxon Corporation              COM              302290101     5572    78969 SH
      SOLE                                      78969
Fannie Mae                     COM              313586109     4396    63487 SH
      SOLE                                      63487
Federal Realty                 COM              313747206      899    42425 SH
      SOLE                                      42425
Freddie Mac                    COM              313400301     1859    32440 SH
      SOLE                                      32440
GTE Corp                       COM              362320103     2786    46048 SH
      SOLE                                      46048
General Electric Co            COM              369604103     5301    47917 SH
      SOLE                                      47917
General Motors Corp            COM              370442105     4881    56101 SH
      SOLE                                      56101
Gillette                       COM              375766102      881    14816 SH
      SOLE                                      14816
Glaxo PLC                      COM              37733W105     6472    96685 SH
      SOLE                                      96685
Gulf West Banks Inc Com        COM              402582100      382    44276 SH
      SOLE                                      44276
Healthcare Rlty Tr Com         COM              421946104     1772    93280 SH
      SOLE                                      93280
Home Depot                     COM              437076102     6413   103013 SH
      SOLE                                     103013
Hong Kong Telecom              COM              438579203     1935    98899 SH
      SOLE                                      98899
IMS Health Inc Com             COM              449934108      662    20000 SH
      SOLE                                      20000
Intel                          COM              458140100    15980   134428 SH
      SOLE                                     134428
International Business Machine COM              459200101      279     1575 SH
      SOLE                                       1575
Johnson & Johnson              COM              478160104      356     3808 SH
      SOLE                                       3808
Lucent Technologies Com        COM              549463107     3154    29202 SH
      SOLE                                      29202
MCI Worldcom Inc Com           COM              98155K102     5871    66295 SH
      SOLE                                      66295
Meditrust Sh Ben Int           COM              58501T306      634    50939 SH
      SOLE                                      50939
Merck & Co, Inc.               COM              589331107     9986   124635 SH
      SOLE                                     124635
Microsoft                      COM              594918104     7907    88224 SH
      SOLE                                      88224
Mobil                          COM              607059102     2027    23038 SH
      SOLE                                      23038
Morgan J P & Co Inc Com        COM              616880100     3785    30680 SH
      SOLE                                      30680
Nielsen Media Resh Inc         COM              653929109      247    10000 SH
      SOLE                                      10000
Nike Inc Cl B                  COM              654106103     3454    59880 SH
      SOLE                                      59880
Nokia Corp Sponsored Adr       COM              654902204     2279    14630 SH
      SOLE                                      14630
Oracle Corp Com                COM              68389X105     5086   192844 SH
      SOLE                                     192844
Payless Cashways Inc Com Par $ COM              704378405       53    28207 SH
      SOLE                                      28207
Pfizer                         COM              717081103     7243    52201 SH
      SOLE                                      52201
Proctor & Gamble               COM              742718109      396     4043 SH
      SOLE                                       4043
SBC Communications Inc         COM              78387G103      556    11784 SH
      SOLE                                      11784
SLM Holding Corporation        COM              78442A109     6723   161035 SH
      SOLE                                     161035
Schering Plough                COM              806605101     3913    70831 SH
      SOLE                                      70831
Telecom Arg Stet-Fra Spns Adr  COM              879273209     1957    71325 SH
      SOLE                                      71325
Texaco                         COM              881694103     4551    80201 SH
      SOLE                                      80201
United Dominion Rlty Tr Com    COM              910197102      264    25800 SH
      SOLE                                      25800
Walt Disney Co                 COM              254687106     3973   127633 SH
      SOLE                                     127633
Warner Lambert                 COM              934488107     1358    20505 SH
      SOLE                                      20505
Weingarten Realty              COM              948741103      260     6550 SH
      SOLE                                       6550
Wrigley                        COM              982526105     1458    16125 SH
      SOLE                                      16125
Zeneca Group PLC Sponsored Adr COM              98934D106     1398    29695 SH
      SOLE                                      29695
Cendant Corp Income Prides     PFD CV           151313301      575    19950 SH
      SOLE                                      19950
Freeport-Mcmoran Cop & Gold Pf PFD CV           35671D501      230    14500 SH
      SOLE                                      14500
Kmart Fing I Pfd Trcv 7.75%    PFD CV           498778208      621    10265 SH
      SOLE                                      10265
Stone Container Corp Pfd E Cv  PFD CV           861589307      245    13600 SH
      SOLE                                      13600